UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number    811-05040

Total Return US Treasury Fund, Inc.

(Exact name of registrant as specified in charter)

40 West 57th Street, 18th Floor
New York, New York  10019

(Address of principal executive offices)

R. Alan Medaugh, President
ISI, Inc.
40 West 57th Street, 18th Floor
New York, New York 10019

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:     October 31

Date of reporting period:    July 1, 2010 - June 30, 2011

ITEM 1. PROXY VOTING RECORD.

TOTAL RETURN US TREASURY FUND, INC.
PROXY VOTING RECORD
07/01/2010 - 6/30/2011

     The Total Return US Treasury Fund, Inc. did not hold any securities for which it voted a proxy during the reporting period (July 1, 2010 through June 30, 2011).

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this  report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Total Return US Treasury Fund, Inc.

By (Signature and Title)*		/s/ R. Alan Medaugh
R. Alan Medaugh, President

Date	July 27, 2011